T. ROWE PRICE Retirement 2010 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 51.9%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  530,061 50,666 56,306 113,299,487 531,375
New Income Fund  513,942 43,244 58,946 64,393,501 516,436
International Bond Fund (USD
Hedged)  177,599 17,602 20,822 21,124,150 180,611
Dynamic Global Bond Fund  120,836 10,340 15,760 15,240,535 119,638
Emerging Markets Bond Fund  119,032 6,372 13,092 12,558,861 117,425
U.S. Treasury Long-Term Index
Fund  111,066 8,640 16,505 14,985,365 111,641
High Yield Fund  114,291 6,403 22,502 17,184,247 102,590
Dynamic Credit Fund  45,051 4,729 5,322 5,061,554 45,352
Floating Rate Fund  43,189 3,342 10,174 3,933,200 36,500
Total Bond Mutual Funds (Cost $1,893,185) 1,761,568
EQUITY MUTUAL FUNDS 45.8%
T. Rowe Price Funds:
Value Fund  238,048 18,912 30,498 4,760,253 225,922
Growth Stock Fund  221,796 14,412 34,301 1,974,762 209,759
Hedged Equity Fund  165,181 5,324 20,821 12,563,344 158,926
U.S. Large-Cap Core Fund  157,180 10,720 16,909 3,565,984 149,023
Equity Index 500 Fund  124,391 14,289 20,047 844,641 132,448
Overseas Stock Fund  120,116 6,493 11,419 8,441,545 113,201
International Value Equity Fund  114,407 4,391 9,874 5,989,926 111,053
Real Assets Fund  105,627 5,992 10,259 6,877,830 101,035
International Stock Fund  101,566 3,319 8,930 4,735,356 97,312
Mid-Cap Growth Fund  58,354 5,570 7,270 531,399 52,736
Mid-Cap Value Fund  54,868 6,770 6,788 1,547,158 50,221
Emerging Markets Discovery Stock
Fund  40,345 1,730 4,129 2,745,977 38,883
Emerging Markets Stock Fund  34,397 3,270 2,930 1,011,172 34,249
Small-Cap Value Fund  32,918 3,138 4,271 585,876 30,864
Small-Cap Stock Fund  31,912 4,516 6,134 474,124 26,783
New Horizons Fund (2) 24,359 1,188 2,157 418,418 23,406
Total Equity Mutual Funds (Cost $1,023,092) 1,555,821
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  417 19,825 19,810 4,304 418
Total Other Mutual Funds (Cost $431) 418

T. ROWE PRICE Retirement 2010 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 80,355 80,692 83,296 77,751,363 77,751
Total Short-Term Investments (Cost $77,751) 77,751
Total Investments in Securities 100.0%
(Cost $2,994,459) $ 3,395,558
Other Assets Less Liabilities (0.0)% (1,662)
Net Assets 100.0% $ 3,393,896
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2010 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (39) $ 894 $ 2,588
Dynamic Global Bond Fund  (1,458) 4,222 3,262
Emerging Markets Bond Fund  (1,649) 5,113 6,077
Emerging Markets Discovery Stock Fund  (101) 937 1,622
Emerging Markets Stock Fund  706 (488) 674
Equity Index 500 Fund  2,903 13,815 1,397
Floating Rate Fund  (248) 143 2,409
Growth Stock Fund  21,684 7,852 428
Hedged Equity Fund  5,905 9,242 2,445
High Yield Fund  (1,505) 4,398 6,141
International Bond Fund (USD Hedged)  (1,957) 6,232 5,117
International Stock Fund  2,297 1,357 1,765
International Value Equity Fund  2,739 2,129 3,613
Limited Duration Inflation Focused Bond Fund  (2,514) 6,954 22,363
Mid-Cap Growth Fund  6,241 (3,918) 344
Mid-Cap Value Fund  7,937 (4,629) 990
New Horizons Fund  1,369 16 —
New Income Fund  (6,513) 18,196 18,762
Overseas Stock Fund  2,794 (1,989) 3,550
Real Assets Fund  330 (325) 2,463
Small-Cap Stock Fund  6,510 (3,511) 391
Small-Cap Value Fund  3,333 (921) 499
Transition Fund  (153) (14) —
U.S. Large-Cap Core Fund  12,677 (1,968) 1,746
U.S. Treasury Long-Term Index Fund  (5,178) 8,440 3,343
Value Fund  18,963 (540) 3,868
U.S. Treasury Money Fund, 4.44% — — 2,936
Totals $ 75,073# $ 71,637 $ 98,793+

T. ROWE PRICE Retirement 2010 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $57,659 of the net realized gain (loss).
+ Investment income comprised $98,793 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2010 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2010 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement 2010 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F140-054Q3 02/25